Earnings Per Common Share	12 Months Ended
Dec. 31, 2012
Earnings Per Common Share [Abstract]
EARNINGS PER COMMON SHARE
13.	EARNINGS PER COMMON SHARE

The following is a reconciliation of the numerators and denominators of the basic and diluted earnings per share computations:

	For the year ended December 31,
(In thousands)	2012	2011	2010
Net income from continuing operations before noncontrolling interests	$2,932	$17,758	$15,446
Less: Net income attributable to noncontrolling interests	822	934	768

Net income from continuing operations attributable to Michael Baker Corporation	2,110	16,824	14,678
Net income/(loss) from discontinued operations, net of tax	723	480	(2,512)

Net income attributable to Michael Baker Corporation	$2,833	$17,304	$12,166
Basic:
Weighted average shares outstanding	9,407	9,300	8,929
Earnings/(loss) per share:
Continuing operations	$0.22	$1.81	$1.64
Discontinued operations	0.08	0.05	(0.28)

Total	$0.30	$1.86	$1.36
Diluted:
Effect of dilutive securities -
Contingently issuable shares and stock options	218	68	224
Weighted average shares outstanding	9,625	9,368	9,153
Earnings/(loss) per share:
Continuing operations	$0.22	$1.80	$1.60
Discontinued operations	0.07	0.05	(0.27)

Total	$0.29	$1.85	$1.33

Company stock options totaling 72,000 for both years ended December 31, 2012 and 2011 and 48,000 for the year ended December 31, 2010 were excluded from the computations of diluted shares outstanding because the option exercise prices were more than the average market price of the Company’s common shares.